Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	Exchange Traded Concepts Trust
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2024
Document Effective Date	Sep. 03, 2024
Prospectus Date	Sep. 03, 2024
Range India Financials ETF | Range India Financials ETF
Prospectus:
Trading Symbol	INDF
JAKOTA K-Pop and Korean Entertainment ETF | JAKOTA K-Pop and Korean Entertainment ETF
Prospectus:
Trading Symbol	KPOP
MUSQ Global Music Industry ETF | MUSQ Global Music Industry ETF
Prospectus:
Trading Symbol	MUSQ
ROBO Global® Robotics and Automation Index ETF | ROBO Global® Robotics and Automation Index ETF
Prospectus:
Trading Symbol	ROBO
ROBO Global® Healthcare Technology and Innovation ETF | ROBO Global® Healthcare Technology and Innovation ETF
Prospectus:
Trading Symbol	HTEC
ROBO Global® Artificial Intelligence ETF | ROBO Global® Artificial Intelligence ETF
Prospectus:
Trading Symbol	THNQ